John Deere Owner Trust 2017-B	EXHIBIT 99.2
Statement to Certificateholders

$200,000,000   Class A-1  1.35000%  Asset Backed Notes due July 16, 2018

$230,000,000   Class A-2A  1.59%  Asset Backed Notes due April 15, 2020

$90,000,000     Class A-2B  Floating Rate Asset Backed Notes due April 15, 2020

$250,000,000   Class A-3  1.82%  Asset Backed Notes due October 15, 2021

$87,230,000     Class A-4  2.11%  Asset Backed Notes due July 15, 2024

$21,980,529     Overcollateralization

One-Month LIBOR as of the LIBOR Determination Date:			1.89688%
Class A-2B interest rate:			2.00688%

Payment Date:			15-May-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$28,783,906.79
		per $1,000 original principal amount:	$125.15

	(c)	Class A-2B Notes:	$11,263,267.88
		per $1,000 original principal amount:	$125.15

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$40,047,174.67

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$249,801.65
		per $1,000 original principal amount:	$1.09

		(iii) Class A-2B Notes:	$119,264.45
		per $1,000 original principal amount:	$1.33

		(iv) Class A-3 Notes:	$379,166.67
		per $1,000 original principal amount:	$1.52

		(v) Class A-4 Notes:	$153,379.42
		per $1,000 original principal amount:	$1.76

		(vi) Total:	$901,612.19

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$597,434,408.75

	(b)	Note Value at end of related Collection Period:	$581,465,329.70

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$21,980,529.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$159,745,637.93
		(ii) A-2A Note Pool Factor:	0.6945463

	(c)	(i) Outstanding Principal Amount of Class A-2B Notes:	$62,509,162.67
		(ii) A-2B Note Pool Factor:	0.6945463

	(d)	(i) Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$531,918.21
		(i) per $1,000 original principal amount:	$0.59
	(b)	Amount of Servicing Fee earned:	$531,918.21
	(c)	Amount of Servicing Fee paid:	$531,918.21
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,644,817.61

(11)	(i)	Amount in Reserve Account:	$8,792,105.00
	(ii)	Specified Reserve Account Balance:	$8,792,105.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,440,858.74
	(ii)	Payoff Amount of Receivables 60 days or more past due as a% of the Pool Balance:	1.08%

(13)	(i)	Aggregate amount of net losses for the collection period:	$77,942.11
	(ii)	Cumulative amount of net losses:	$395,914.22
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(b)	Number of Purchased Receivables in the related Collection Period:
	(i)	Aggregate Principal Balance of Purchased Receivables:	$6,680,880.75
	(ii)	% of Pool Balance:	1.05%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%
(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
	(i)	Aggregate Principal Balance of related Receivables:	0.00%
	(ii)	% of Pool Balance: